Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies [Abstract]
Schedule of future minimum lease payments under non-cancellable operating leases
	December 31, 2019	December 31, 2018
Within one year	24,980	24,374
Between one and five years	—	—
Total	24,980	24,374